Supplemental cash flow information	12 Months Ended
Mar. 31, 2011
Supplemental cash flow information

4. Supplemental cash flow information:

Cash payments for income taxes were ¥563,368 million, ¥(207,278) million and ¥211,487 million ($2,543 million) for the years ended March 31, 2009, 2010 and 2011, respectively. Interest payments during the years ended March 31, 2009, 2010 and 2011 were ¥614,017 million, ¥445,049 million and ¥382,903 million ($4,605 million), respectively.

Capital lease obligations of ¥28,953 million, ¥3,400 million and ¥10,478 million ($126 million) were incurred for the years ended March 31, 2009, 2010 and 2011, respectively.